Investment Objectives and Goals - Brendan Wood TopGun ETF	Dec. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Brendan Wood TopGun ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Brendan Wood TopGun ETF (the “Fund”) seeks to provide growth consistent with the preservation of capital.